Property, Plant and Equipment (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of changes in property, plant and equipment
Property, plant and equipment, beginning balance	$ 2,104	$ 1,635
Additions	448	207
Disposals	(1)	(8)
Depreciation	(212)	(189)
Business combinations	129	522
Assets held for sale		13
Impairment charges	(74)	(2)
Others	10	(1)
Exchange differences	102	(47)
Property, plant and equipment, ending balance	2,506	2,104
Cost
Reconciliation of changes in property, plant and equipment
Property, plant and equipment, beginning balance	4,447	3,828
Property, plant and equipment, ending balance	5,143	4,447
Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment
Property, plant and equipment, beginning balance	(2,343)	(2,193)
Property, plant and equipment, ending balance	(2,637)	(2,343)
LAND
Reconciliation of changes in property, plant and equipment
Property, plant and equipment, beginning balance	124	110
Additions	11	11
Disposals	0	(3)
Depreciation	0	0
Business combinations	34	7
Assets held for sale		1
Impairment charges	0	0
Others	0	(1)
Exchange differences	6	1
Property, plant and equipment, ending balance	175	124
LAND | Cost
Reconciliation of changes in property, plant and equipment
Property, plant and equipment, beginning balance	124	110
Property, plant and equipment, ending balance	175	124
LAND | Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment
Property, plant and equipment, beginning balance	0	0
Property, plant and equipment, ending balance	0	0
BUILDINGS
Reconciliation of changes in property, plant and equipment
Property, plant and equipment, beginning balance	486	387
Additions	92	6
Disposals	0	(2)
Depreciation	(35)	(31)
Business combinations	23	90
Assets held for sale		8
Impairment charges	(6)	0
Others	26	55
Exchange differences	23	(11)
Property, plant and equipment, ending balance	609	486
BUILDINGS | Cost
Reconciliation of changes in property, plant and equipment
Property, plant and equipment, beginning balance	841	740
Property, plant and equipment, ending balance	1,015	841
BUILDINGS | Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment
Property, plant and equipment, beginning balance	(355)	(353)
Property, plant and equipment, ending balance	(406)	(355)
MACHINERY AND EQUIPMENT
Reconciliation of changes in property, plant and equipment
Property, plant and equipment, beginning balance	1,247	911
Additions	91	24
Disposals	(1)	(1)
Depreciation	(150)	(132)
Business combinations	67	397
Assets held for sale		0
Impairment charges	(67)	0
Others	145	77
Exchange differences	64	(29)
Property, plant and equipment, ending balance	1,396	1,247
MACHINERY AND EQUIPMENT | Cost
Reconciliation of changes in property, plant and equipment
Property, plant and equipment, beginning balance	3,026	2,553
Property, plant and equipment, ending balance	3,398	3,026
MACHINERY AND EQUIPMENT | Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment
Property, plant and equipment, beginning balance	(1,779)	(1,642)
Property, plant and equipment, ending balance	(2,002)	(1,779)
AUTOMOTIVE EQUIPMENT
Reconciliation of changes in property, plant and equipment
Property, plant and equipment, beginning balance	56	55
Additions	18	18
Disposals	0	(1)
Depreciation	(17)	(15)
Business combinations	3	1
Assets held for sale		0
Impairment charges	(1)	0
Others	4	(1)
Exchange differences	1	(1)
Property, plant and equipment, ending balance	64	56
AUTOMOTIVE EQUIPMENT | Cost
Reconciliation of changes in property, plant and equipment
Property, plant and equipment, beginning balance	142	126
Property, plant and equipment, ending balance	164	142
AUTOMOTIVE EQUIPMENT | Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment
Property, plant and equipment, beginning balance	(86)	(71)
Property, plant and equipment, ending balance	(100)	(86)
OTHERS
Reconciliation of changes in property, plant and equipment
Property, plant and equipment, beginning balance	191	172
Additions	236	148
Disposals	0	(1)
Depreciation	(10)	(11)
Business combinations	2	27
Assets held for sale		4
Impairment charges	0	(2)
Others	(165)	(131)
Exchange differences	8	(7)
Property, plant and equipment, ending balance	262	191
OTHERS | Cost
Reconciliation of changes in property, plant and equipment
Property, plant and equipment, beginning balance	314	299
Property, plant and equipment, ending balance	391	314
OTHERS | Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment
Property, plant and equipment, beginning balance	(123)	(127)
Property, plant and equipment, ending balance	$ (129)	$ (123)